Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Share Capital	Share Capital
As at December 31, 2023, the Company’s authorized share capital consists of an unlimited number of common shares without par value. As at December 31, 2023, 102,747,558 common shares were outstanding (December 31, 2022 - 92,182,633).

In November 2023, the Company completed a bought deal share offering of 9,010,000 common shares at a price of $12.35 per common share for gross proceeds of $111.3 million, or net proceeds of 104.3 million after share issuance costs.
(a)     Options

During the year ended December 31, 2023, the Company granted 525,138 options (year ended December 31, 2022 - 449,248 options) to employees of the Company at weighted average exercise price of $18.00 CAD per share (year ended December 31, 2022 - $17.80 CAD per share) with a term to expiry of five years. These stock options vest in three equal installments on each annual anniversary date from the date of grant. The total fair value of these options on the grant date was $3.4 million (year ended December 31, 2022 - $2.8 million), which is recognized over the vesting period.

A continuity of the issued and outstanding options is as follows:

	Year Ended December 31,
	2023		2022
	Number of Stock Options	Weighted Average Exercise Price (CAD)	Number of Stock Options	Weighted Average Exercise Price (CAD)
Outstanding stock options, beginning of year	2,781,074	$15.49	4,202,389	$11.36
Issued	525,138	18.00	449,248	17.80
Exercised	(1,333,199)	11.28	(1,812,558)	6.35
Forfeited	(86,688)	18.59	(58,005)	19.59
Outstanding stock options, end of year	1,886,325	$19.56	2,781,074	$15.49
The fair value of options was determined using the Black-Scholes option pricing model. The weighted average inputs used in the measurement of fair values at grant date of the options are the following:

	Year Ended December 31,
	2023	2022
Expected term (years)	3.2	3.0
Forfeiture rate	—%	—%
Volatility	54%	60%
Dividend yield	—%	—%
Risk-free interest rate	3.99%	3.86%
Weighted-average fair value per option	$6.38	$6.16
The Company has a performance share unit ("PSU") plan pursuant to which the Compensation Committee may grant PSUs to Eligible Persons of the Company or its subsidiaries. Each PSU entitles the holder thereof to receive one common share, its equivalent cash value, or a combination of both, on the redemption date at the discretion of the Compensation Committee.
The continuity of PSUs issued and outstanding is as follows:

	Year Ended December 31,
	2023	2022
Outstanding balance, beginning of year	881,788	793,043
Issued	437,204	344,549
Settled	(238,881)	(212,765)
Forfeited	(112,190)	(43,039)
Outstanding balance, end of year	967,921	881,788

These PSUs will vest three years from the date of grant by the Compensation Committee and the number of PSUs that will vest may range from 0% to 200% of the number granted, subject to the satisfaction of certain market and non-market performance conditions. Each vested PSU entitles the holder thereof to receive on or about the applicable date of vesting of such share unit (i) one common share; (ii) a cash amount equal to the fair market value of one common share as at the applicable date of vesting; or (iii) a combination of (i) and (ii), as determined by the Compensation Committee in its sole discretion. The Company has elected to settle its PSUs using a combination of cash and common shares in the past. As such, based on its history of past settlements, PSUs are classified as liabilities.

For PSUs with non-market performance conditions, the fair value of the share units granted was initially recognized at the fair value using the share price at the date of grant, and subsequently remeasured at fair value on each balance sheet date. For PSUs with market performance conditions, the fair value was determined using a Geometric Brownian Motion model. As at December 31, 2023, the fair value of the PSU liability was $6.5 million (December 31, 2022 - $5.9 million) of which $3.9 million was recognized in accounts payable and accrued liabilities and the remainder in other non-current liabilities.
(c) Deferred Share Unit Plan
(d) Restricted Share Unit Plan

The Company has a restricted share unit ("RSU") plan pursuant to which the Compensation Committee may grant share units to Eligible Persons of the Company or its subsidiaries. The fair value of these restricted share units is determined on the date of grant using the market price of the Company’s shares. Each RSU entitles the holder thereof to receive one common share, its equivalent cash value, or a combination of both, on the redemption date at the discretion of the Compensation Committee.

During the year ended December 31, 2023, the Company granted 203,537 RSUs (year ended December 31, 2022 - 160,320) to employees of the Company at weighted average fair value of $15.59 per share (year ended December 31, 2022 - $13.86). The total fair value of these RSUs on the grant date was $3.2 million (year ended December 31, 2022 - $2.2 million).
(e)     Share-based compensation

	Year ended December 31,
	2023	2022
Stock options	$1,574	$2,091
Performance share unit plan	4,093	3,158
Deferred share unit plan	1,756	1,087
Restricted share unit plan	1,795	1,595
Share-based compensation(1)	$9,218	$7,931
(f)     Net Income per Share

	Year ended December 31,
	2023	2022
Weighted average number of common shares outstanding	94,111,548	90,789,925
Dilutive effects of:
Stock options	444,216	1,117,529
Share units	340,570	263,202
Weighted average number of diluted common shares outstanding(1)	94,896,334	92,170,656

Net income attributable to owners of the Company	$92,804	$101,831
Basic net income per share	$0.99	$1.12
Diluted net income per share	$0.98	$1.10